Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS
4. FEDERAL INCOME TAX STATUS
The Internal Revenue Service (“IRS”) has determined and informed the Company by letter dated August 13, 2020 that the Plan is qualified and the related trust is exempt from federal income tax under the provisions of Sections 401(a) and 501(a), respectively, of the IRC. Although the Plan has been amended since receiving this determination letter, the current design and operation of the Plan is considered by management and legal counsel to be in compliance with the applicable IRS exemption requirements. Accordingly, no provision for income taxes has been recognized in the Plan’s financial statements.
US GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability or asset if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. There are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is not currently under audit by any taxing jurisdictions.